Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued Expenses

The accrued expenses consist of:

	December 31, 2023	December 31, 2024

Accrued payroll expenses	342,056	472,463
Accrued interest expense	877,635	981,293
Accrued general and administrative expenses	107,197	75,216
Accrued commissions	91,277	177,534
Other accrued expenses (1)	902,441	2,147,560
Total	2,320,606	3,854,066

(1) It includes a provision of $1,500,000 as of December 31, 2024, relating to a fine of $1,125,000 plus a $375,000 donation in relation to the incident of M/V "Good Heart" (refer Note 10).